UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund

Fund Address:  745 Fifth Avenue

 New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 9/30/2010

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.4%

Consumer Products – 9.1%
Apparel, Shoes and Accessories - 3.1%
LaCrosse Footwear	253,231	$3,497,120
Luk Fook Holdings (International)	2,100,000	4,682,395
True Religion Apparel [a]	98,000	2,091,320
Van De Velde	33,550	1,600,339
Volcom [a]	305,825	5,847,374

		17,718,548

Food/Beverage/Tobacco - 3.2%
Asian Citrus Holdings	5,540,000	5,221,670
Binggrae Company	51,000	2,540,496
Sipef	56,500	4,174,681
Societe Internationale de Plantations d’Heveas	51,000	4,525,432
Super Group	2,538,000	2,122,880

		18,585,159

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	104,500	1,639,605
Steiner Leisure [a]	1,600	60,960

		1,700,565

Home Furnishing and Appliances - 0.6%
AS Creation Tapeten	61,000	2,648,591
Lumber Liquidators Holdings [a,b]	44,800	1,100,736

		3,749,327

Sports and Recreation - 1.5%
Arctic Cat [a]	249,944	2,561,926
Piscines Desjoyaux	187,391	1,831,654
RC2 Corporation [a]	218,300	4,573,385

		8,966,965

Other Consumer Products - 0.4%
CSS Industries	84,300	1,457,547
Shamir Optical Industry	65,100	699,174

		2,156,721

Total		52,877,285

Consumer Services – 4.0%
Direct Marketing - 0.4%
Manutan International	35,900	2,226,801

Leisure and Entertainment - 0.1%
Multimedia Games [a]	175,882	650,763

Online Commerce - 0.7%
CryptoLogic [a]	385,000	523,600
GS Home Shopping	29,100	2,429,573
Vitacost.com [a]	177,100	1,064,371

		4,017,544

Retail Stores - 2.8%
Buckle (The)	76,025	2,017,704
Cato Corporation (The) Cl. A	124,300	3,326,268
Jos. A. Bank Clothiers [a]	67,170	2,862,114
Kirkland’s [a]	239,025	3,312,886
Lewis Group	231,000	2,326,488
Stein Mart [a]	255,180	2,253,239

		16,098,699

Total		22,993,807

Financial Intermediaries – 3.4%
Banking - 0.8%
Bancorp (The) [a]	202,528	1,354,912
BCB Holdings [a]	1,303,907	1,638,646
Pacific Continental	165,600	1,498,680

		4,492,238

Insurance - 1.3%
American Safety Insurance Holdings [a]	144,200	2,356,228
Argo Group International Holdings	50,027	1,737,938
Navigators Group [a]	42,500	1,896,775
United Fire & Casualty	78,630	1,667,742

		7,658,683

Securities Brokers - 1.0%
FBR Capital Markets [a]	465,829	1,462,703
GMP Capital	203,600	2,113,372
Sanders Morris Harris Group	420,000	2,377,200

		5,953,275

Securities Exchanges - 0.3%
Hellenic Exchanges	237,000	1,696,224

Total		19,800,420

Financial Services – 3.4%
Investment Management - 2.1%
CapMan Cl. B	687,000	1,329,905
Deutsche Beteiligungs	49,000	1,255,826
Gluskin Sheff + Associates	187,900	3,336,508
Sprott Resource [a]	977,500	4,085,188
U.S. Global Investors Cl. A	112,300	709,736
Westwood Holdings Group	44,427	1,502,966

		12,220,129

Special Purpose Acquisition Corporation - 0.3%
Harbinger Group [a]	344,300	1,910,865

Other Financial Services - 1.0%
Kennedy-Wilson Holdings [a]	518,814	5,499,428

Total		19,630,422

Health – 11.2%
Commercial Services - 0.7%
PDI [a]	478,720	4,184,013

Drugs and Biotech - 3.3%
Anika Therapeutics [a]	208,265	1,255,838
Bukwang Pharmaceutical	204,000	2,254,242
CombiMatrix Corporation [a]	34,982	78,710
Dyax Corporation [a]	573,816	1,359,944
Lexicon Pharmaceuticals [a]	1,491,286	2,386,058
Maxygen [a]	117,200	678,588
Orchid Cellmark [a]	864,200	1,322,226
Simcere Pharmaceutical Group ADR [a]	170,700	1,691,637
Sinovac Biotech [a]	434,700	1,686,636
3SBio ADR [a]	95,600	1,240,888
Vetoquinol	92,450	3,654,942
YM Biosciences [a]	737,800	1,246,882

		18,856,591

Health Services - 2.6%
BioClinica [a]	292,123	1,039,958
CorVel Corporation [a]	65,825	2,794,271
EPS	1,215	3,100,084
Genoptix [a]	229,674	3,261,371
Transcend Services [a]	182,214	2,778,763
U.S. Physical Therapy [a]	141,960	2,373,571

		15,348,018

Medical Products and Devices - 4.6%
ArthroCare Corporation [a]	50,089	1,361,419
Cerus Corporation [a]	400,000	1,536,000
Cynosure Cl. A [a]	222,800	2,274,788
Exactech [a]	163,499	2,668,304
Merit Medical Systems [a]	229,168	3,641,480
Neogen Corporation [a]	63,739	2,157,565
NMT Medical [a]	391,000	172,040
Solta Medical [a,b]	571,323	1,142,646
STRATEC Biomedical Systems	42,000	1,729,147
SurModics [a,b]	151,746	1,808,812
Syneron Medical [a]	550,385	5,459,819
Young Innovations	86,153	2,464,837

		26,416,857

Total		64,805,479

Industrial Products – 13.4%
Automotive - 0.7%
Fuel Systems Solutions [a,b]	80,700	3,156,177
SORL Auto Parts [a,b]	88,065	762,643

		3,918,820

Building Systems and Components - 2.0%
AAON	131,204	3,085,918
Drew Industries [a]	235,733	4,917,390
LSI Industries	459,413	2,949,432
WaterFurnace Renewable Energy	20,000	507,532

		11,460,272

Industrial Components - 1.2%
Graham Corporation	279,531	4,338,321
Voltamp Transformers	111,140	2,312,583

		6,650,904

Machinery - 2.7%
Burckhardt Compression Holding	25,500	5,651,961
FreightCar America	137,791	3,389,659
Jinpan International	90,000	907,200
Kadant [a]	162,831	3,079,134
Key Technology [a]	207,429	2,679,983

		15,707,937

Metal Fabrication and Distribution - 4.5%
Castle (A.M.) & Co. [a]	181,221	2,401,178
Foster (L.B.) Company Cl. A [a]	105,176	3,043,794
Fushi Copperweld [a]	344,800	2,996,312
Horsehead Holding Corporation [a]	496,500	4,900,455
Olympic Steel	211,500	4,862,385
RBC Bearings [a]	153,244	5,207,231
Sung Kwang Bend	105,000	2,329,752

		25,741,107

Miscellaneous Manufacturing - 0.8%
Semperit AG Holding	127,713	4,881,898

Pumps, Valves and Bearings - 0.5%
Pfeiffer Vacuum Technology	32,400	3,065,350

Specialty Chemicals and Materials - 1.0%
Huchems Fine Chemical	164,652	3,198,458
Phoscan Chemical [a]	1,681,800	588,442
Victrex	99,000	1,984,423

		5,771,323

Total		77,197,611

Industrial Services – 9.5%
Advertising and Publishing - 0.2%
Saraiva SA Livreiros Editores	63,200	1,362,984

Commercial Services - 3.5%
Begbies Traynor	947,000	1,093,417
CRA International [a]	176,706	3,189,543
Electro Rent	101,200	1,343,936
Exponent [a]	115,829	3,890,696
Forrester Research [a]	44,200	1,462,136
GP Strategies [a]	532,700	4,842,243
Heritage-Crystal Clean [a]	407,667	4,097,053

		19,919,024

Engineering and Construction - 1.9%
Cavco Industries [a]	150,804	5,415,371
Layne Christensen [a]	83,200	2,154,048
Sterling Construction [a]	289,252	3,580,940

		11,150,359

Food, Tobacco and Agriculture - 0.3%
BioExx Specialty Proteins [a]	641,700	1,621,557

Industrial Distribution - 0.2%
Houston Wire & Cable	133,400	1,338,002

Printing - 1.2%
Courier Corporation	125,518	1,784,866
Domino Printing Sciences	238,152	2,031,433
Ennis	154,300	2,760,427

		6,576,726

Transportation and Logistics - 2.2%
Euroseas	711,757	2,861,263
Marten Transport	232,580	5,391,204
Patriot Transportation Holding [a]	65,480	4,592,113

		12,844,580

Total		54,813,232

Natural Resources – 19.3%
Energy Services - 6.9%
Canadian Energy Services & Technology	142,000	2,415,201
Dawson Geophysical [a]	137,429	3,662,483
Gulf Island Fabrication	182,946	3,329,617
Lamprell	1,544,600	8,647,730
OYO Geospace [a]	99,109	5,736,429
Pioneer Drilling [a]	170,000	1,084,600
T-3 Energy Services [a]	105,745	2,765,232
Tesco Corporation [a]	266,980	3,211,769
TGC Industries [a]	726,133	2,788,351
Total Energy Services	538,900	4,624,829
Union Drilling [a]	249,269	1,116,725
World Energy Solutions [a]	230,700	682,872

		40,065,838

Oil and Gas - 1.3%
Gran Tierra Energy [a]	444,100	3,428,452
VAALCO Energy [a]	375,400	2,154,796
Vantage Drilling [a]	1,030,400	1,648,640

		7,231,888

Precious Metals and Mining - 11.1%
Alamos Gold	303,700	5,177,275
Allied Nevada Gold [a]	236,629	6,270,668
Bear Creek Mining [a]	372,200	2,195,796
Crosshair Exploration & Mining [a]	3,247,500	681,975
Eldorado Gold	140,800	2,603,392
Endeavour Mining [a]	1,472,900	3,965,335
Endeavour Silver [a,b]	651,400	2,631,656
Entree Gold [a]	873,700	2,524,993
Fronteer Gold [a]	995,600	7,148,408
Gammon Gold [a]	211,147	1,480,140
Great Basin Gold [a]	1,354,175	3,290,346
International Tower Hill Mines [b]	277,000	1,739,560
Keegan Resources [a]	346,800	2,639,172
Lumina Copper [a]	1,004,400	2,225,709
Quaterra Resources [a]	895,000	1,443,969
Silvercorp Metals	748,500	6,197,580
Uranium Resources [a]	2,405,100	3,006,375
US Gold [a]	1,068,896	5,312,413
Victoria Gold [a]	2,015,000	2,428,420
Western Copper [a]	720,000	1,007,678

		63,970,860

Total		111,268,586

Technology – 12.2%
Aerospace and Defense - 0.8%
Ducommun	116,800	2,543,904
LaBarge [a]	159,699	1,994,641

		4,538,545

Components and Systems - 2.2%
Fabrinet [a]	184,200	2,914,044
SMART Modular Technologies (WWH) [a]	515,572	3,108,899
Super Micro Computer [a]	160,211	1,664,592
Vaisala Cl. A	82,000	2,300,567
Xyratex [a]	199,800	2,965,032

		12,953,134

Distribution - 0.7%
Diploma	892,300	3,987,875

Internet Software and Services - 0.4%
VASCO Data Security International [a]	369,330	2,400,645

IT Services - 0.3%
Neurones	186,231	1,777,156

Semiconductors and Equipment - 3.8%
Advanced Energy Industries [a]	93,000	1,214,580
ATMI [a]	224,900	3,342,014
AXT [a]	349,947	2,316,649
CEVA [a]	131,779	1,884,440
GSI Technology [a]	333,961	1,913,597
Inficon Holding	14,500	2,036,330
Rubicon Technology [a,b]	32,600	739,694
Rudolph Technologies [a]	274,541	2,281,436
Sigma Designs [a,b]	305,364	3,508,632
Supertex [a]	119,900	2,652,188

		21,889,560

Software - 1.3%
Fundtech [a]	81,000	1,129,950
Pervasive Software [a]	126,100	622,934
PROS Holdings [a]	276,323	2,564,277
Smith Micro Software [a]	300,454	2,986,513

		7,303,674

Telecommunications - 2.7%
Anaren [a]	238,238	4,000,016
Atlantic Tele-Network	125,650	6,187,006
Digi International [a]	242,200	2,298,478
KVH Industries [a]	214,000	3,212,140

		15,697,640

Total		70,548,229

Miscellaneous [c] – 4.9%
Total		28,185,546

TOTAL COMMON STOCKS
(Cost $451,592,515)		522,120,617

REPURCHASE AGREEMENT – 9.6%
State Street Bank & Trust Company, 0.22% dated 9/30/10, due 10/1/10, maturity value $55,647,340 (collateralized by obligations of various U.S. Government Agencies, due 5/4/11, valued at $57,038,613)
(Cost $55,647,000)		55,647,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $8,670,076)		8,670,076

TOTAL INVESTMENTS – 101.5%
(Cost $515,909,591)		586,437,693

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(8,489,211)

NET ASSETS – 100.0%		$577,948,482

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.3%

Consumer Products – 11.5%
Apparel, Shoes and Accessories - 7.1%
Carter’s [a]	321,063	$8,453,589
Guess?	87,845	3,569,142
Steven Madden [a]	407,212	16,720,125
Wolverine World Wide	428,752	12,438,095

		41,180,951

Food/Beverage/Tobacco - 2.6%
J&J Snack Foods	202,195	8,478,036
Lancaster Colony	135,826	6,451,735

		14,929,771

Health, Beauty and Nutrition - 1.8%
Inter Parfums	332,696	5,852,123
Nutraceutical International [a]	285,104	4,473,282

		10,325,405

Total		66,436,127

Consumer Services – 12.7%
Leisure and Entertainment - 2.1%
International Speedway Cl. A	259,900	6,341,560
World Wrestling Entertainment Cl. A	416,807	5,797,785

		12,139,345

Retail Stores - 10.6%
American Eagle Outfitters	523,215	7,827,297
Buckle (The)	389,319	10,332,526
Cato Corporation (The) Cl. A	351,040	9,393,831
Dress Barn (The) [a]	709,388	16,847,965
Jos. A. Bank Clothiers [a]	392,894	16,741,213

		61,142,832

Total		73,282,177

Financial Intermediaries – 14.9%
Insurance - 13.4%
Allied World Assurance Company Holdings	262,600	14,860,534
Alterra Capital Holdings	385,863	7,686,391
American Safety Insurance Holdings [a]	171,660	2,804,924
Amerisafe [a]	333,448	6,262,153
Aspen Insurance Holdings	376,200	11,391,336
Endurance Specialty Holdings	52,400	2,085,520
Meadowbrook Insurance Group	759,164	6,809,701
Montpelier Re Holdings	338,877	5,869,350
Reinsurance Group of America	150,600	7,272,474
StanCorp Financial Group	198,000	7,524,000
Validus Holdings	194,513	5,127,363

		77,693,746

Securities Brokers - 1.5%
Knight Capital Group Cl. A [a]	694,282	8,602,154

Total		86,295,900

Financial Services – 3.9%
Information and Processing - 0.8%
Total System Services	302,200	4,605,528

Insurance Brokers - 0.8%
Brown & Brown	244,385	4,934,133

Investment Management - 2.3%
Federated Investors Cl. B	579,300	13,184,868

Total		22,724,529

Health – 11.6%
Drugs and Biotech - 1.4%
Emergent Biosolutions [a]	479,796	8,281,279

Health Services - 7.7%
Almost Family [a]	318,583	9,439,614
Chemed Corporation	120,700	6,876,279
LHC Group [a]	332,050	7,700,239
MEDNAX [a]	251,809	13,421,420
Transcend Services [a,b]	151,691	2,313,288
U.S. Physical Therapy [a]	277,600	4,641,472

		44,392,312

Medical Products and Devices - 2.5%
Kensey Nash [a]	80,729	2,332,261
Obagi Medical Products [a]	634,999	6,667,490
Patterson Companies	189,700	5,434,905

		14,434,656

Total		67,108,247

Industrial Products – 6.7%
Automotive - 1.2%
Dorman Products [a]	213,737	6,587,375

Building Systems and Components - 0.6%
Simpson Manufacturing	136,485	3,518,583

Industrial Components - 1.8%
GrafTech International [a]	657,000	10,268,910

Machinery - 0.5%
Lincoln Electric Holdings	48,299	2,792,648

Metal Fabrication and Distribution - 1.0%
Schnitzer Steel Industries Cl. A	51,100	2,467,108
Sims Metal Management ADR	205,570	3,494,690

		5,961,798

Paper and Packaging - 0.4%
Orchids Paper Products [a]	151,000	2,181,950

Pumps, Valves and Bearings - 1.2%
Gardner Denver	133,249	7,152,806

Total		38,464,070

Industrial Services – 4.6%
Commercial Services - 3.4%
FTI Consulting [a]	201,200	6,979,628
MAXIMUS	206,100	12,691,638

		19,671,266

Transportation and Logistics - 1.2%
Kirby Corporation [a]	174,000	6,970,440

Total		26,641,706

Natural Resources – 10.0%
Energy Services - 6.8%
Atwood Oceanics [a]	286,500	8,723,925
Ensign Energy Services	276,200	3,390,423
Helmerich & Payne	34,400	1,391,824
Oil States International [a]	143,100	6,661,305
Rowan Companies [a]	283,400	8,604,024
Trican Well Service	151,400	2,414,689
Unit Corporation [a]	219,300	8,177,697

		39,363,887

Oil and Gas - 1.5%
Cimarex Energy	67,118	4,441,870
Energen Corporation	88,600	4,050,792

		8,492,662

Precious Metals and Mining - 1.7%
Agnico-Eagle Mines	55,500	3,942,165
Major Drilling Group International	69,900	2,012,283
Pan American Silver	124,900	3,695,791

		9,650,239

Total		57,506,788

Technology – 10.1%
Aerospace and Defense - 1.1%
Cubic Corporation	150,635	6,145,908

Components and Systems - 1.6%
Fabrinet [a]	332,100	5,253,822
Rimage Corporation [a]	254,598	4,185,591

		9,439,413

Internet Software and Services - 1.5%
EarthLink	987,600	8,977,284

IT Services - 3.3%
ManTech International Cl. A [a]	327,903	12,984,959
NCI Cl. A [a]	308,521	5,837,217

		18,822,176

Semiconductors and Equipment - 0.9%
MKS Instruments [a]	287,200	5,163,856

Telecommunications - 1.7%
Comtech Telecommunications [a]	352,166	9,631,740
Plantronics	8,800	297,264

		9,929,004

Total		58,477,641

Miscellaneous [c] – 3.3%
Total		19,191,925

TOTAL COMMON STOCKS
(Cost $445,458,732)		516,129,110

REPURCHASE AGREEMENT – 10.0%

State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $58,098,355 (collateralized
by obligations of various U.S. Government
Agencies, 0.47% due 4/29/11-5/4/11, valued at
$59,550,663)

(Cost $58,098,000)		58,098,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $17,325)		17,325

TOTAL INVESTMENTS – 99.3%
(Cost $503,574,057)		574,244,435

CASH AND OTHER ASSETS LESS LIABILITIES – 0.7%		3,861,225

NET ASSETS – 100.0%		$578,105,660

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2010.
Fund	Market Value

Micro-Cap Portfolio	$8,379,754
Small-Cap Portfolio	16,775

[c]	Includes securities first acquired in 2010 and less than 1% of net assets.

TAX INFORMATION: At September 30, 2010, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation (Depreciation)	Gross Unrealized

	Tax Basis Cost		Appreciation	Depreciation

Micro-Cap Portfolio	$516,197,422	$70,240,271	$135,106,096	$64,865,825
Small-Cap Portfolio	503,689,643	70,554,792	91,543,806	20,989,014

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common stocks	$361,023,610	$161,097,007	$–	$522,120,617
Cash equivalents	8,670,076	55,647,000	–	64,317,076
Small-Cap Portfolio
Common stocks	508,311,715	7,817,395	–	516,129,110
Cash equivalents	17,325	58,098,000	–	58,115,325

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund

By:

/s/ Charles M. Royce

_____________________

Charles M. Royce

President, Royce Capital Fund

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

________________________

Charles M. Royce

President, Royce Capital Fund

Date: November 18, 2010

By:

/s/ John D. Diederich

________________________

John D. Diederich

Treasurer, Royce Capital Fund

Date: November 18, 2010